Significant Accounting Policies - Net income (loss) per common share (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A common stock
Significant Accounting Policies
Number of warrants to purchase shares issued	33,550,000		33,550,000
Numerator:
Allocation of net (loss) income	$ (353,178)	$ 2,560,687	$ 514,586	$ 15,006,262	$ 4,040,620	$ 19,405,027
Dilutive effect of contingently issued stock					(47,817)
Allocation of net income (loss), Diluted					$ 3,992,803	$ 19,405,027
Denominator:
Weighted-average shares outstanding, basic	4,039,934	34,500,000	17,875,275	34,500,000	5,876,972	34,500,000
Weighted average shares outstanding, diluted	4,039,934	34,500,000	17,875,275	34,500,000	5,876,972	34,500,000
Basic net (loss) income per share	$ (0.09)	$ 0.07	$ 0.03	$ 0.43	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ (0.09)	$ 0.07	$ 0.03	$ 0.43	$ 0.68	$ 0.56
Class B common stock
Numerator:
Allocation of net (loss) income	$ (754,011)	$ 640,172	$ 248,293	$ 3,751,565	$ 5,128,985	$ 4,851,257
Dilutive effect of contingently issued stock					47,817
Allocation of net income (loss), Diluted					$ 5,176,802	$ 4,851,257
Denominator:
Dilutive effect of contingently issued stock					159,723
Weighted-average shares outstanding, basic	8,625,000	8,625,000	8,625,000	8,625,000	7,459,967	8,625,000
Weighted average shares outstanding, diluted	8,625,000	8,625,000	8,625,000	8,625,000	7,619,690	8,625,000
Basic net (loss) income per share	$ (0.09)	$ 0.07	$ 0.03	$ 0.43	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ (0.09)	$ 0.07	$ 0.03	$ 0.43	$ 0.68	$ 0.56